RELATED PARTY TRANSACTIONS (Related Party Leasing and Service Contracts) (Details) $ in Millions	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Jun. 22, 2017	Jun. 05, 2015 vessel
Related Party Transaction [Line Items]
Number of container vessels owned	45
Deep Sea
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases	1	1
Number of vessels leased to related parties classified as operating leases	4	4
Frontline Charterers
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases	3	3		17
Combined balance of net investments in direct financing leases | $	$ 111.5	$ 115.0
Combined balance of net investments in direct financing leases, short-term maturities | $	$ 8.3	$ 8.0
Golden Ocean
Related Party Transaction [Line Items]
Number of vessels leased to related parties classified as direct financing leases	7
Number of vessels leased to related parties classified as operating leases	8	8
Vessels and equipment, net | $	$ 201.7	$ 217.7
Solstad Farstad
Related Party Transaction [Line Items]
Ownership percentage			20.00%
Frontline Charterers
Related Party Transaction [Line Items]
Number of container vessels owned				2